Related parties (Tables)	12 Months Ended
Dec. 31, 2017
Related parties [Abstract]
Disclosure of transactions between related parties
Key management includes directors and officers of the Company. Compensation awarded to key management was composed of the following:

	2017 $	2016 $
Salaries, short-term employee benefits	2,961	2,077
Bonuses accrued or paid	1,300	623
Severance costs	544	572
Director fees	217	265
Stock-based compensation	3,560	1,215
	8,582	4,752